Summary of Significant Accounting Policies - Basic and Diluted Net Earnings (loss) Per Common Share (Details) - USD ($)	1 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Denominator:
Basic and diluted weighted average shares outstanding		16,204,614	14,602,926		14,881,325	13,862,582
Basic and diluted net loss per share		$ (0.73)	$ (1.44)		$ (3.72)	$ (1.43)
Common Class B [Member]
Numerator:
Net loss				$ (1,178)
DYNAMICS SPECIAL PURPOSE [Member] | Common Class A [Member]
Numerator:
Net loss		$ (1,054,241)		$ (2,919,481)
Denominator:
Basic and diluted weighted average shares outstanding	0	23,715,500		16,872,995
Basic and diluted net loss per share	$ 0	$ (0.04)		$ (0.17)
DYNAMICS SPECIAL PURPOSE [Member] | Common Class B [Member]
Numerator:
Net loss		$ (255,608)		$ (937,607)
Denominator:
Basic and diluted weighted average shares outstanding	5,000,000	5,750,000		5,418,853
Basic and diluted net loss per share	$ 0	$ (0.04)		$ (0.17)